Transactions and Balances with Interested and Related Parties	12 Months Ended
Dec. 31, 2017
Transactions and Balances with Interested and Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES

NOTE 16 - TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES

A.	Transactions:

	Year ended December 31,
	2017	2016	2015

	USD in thousands

Commission paid to former controlling shareholder	--	429	--
Subcontracted work and consulting	666	588	--
Share-Based payments to service provider	112	--	--
	778	1,017	--

B.	Balances:

	As of December 31,
	2017	2016
	USD in thousands

Other accounts payable	57	52
	57	52